Property and Equipment, Net (Details) - Schedule of depreciation expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment, Net (Details) - Schedule of depreciation expense [Line Items]
Depreciation expense, Total	$ 346	$ 114	$ 79
Cost of revenues [Member]
Property and Equipment, Net (Details) - Schedule of depreciation expense [Line Items]
Depreciation expense, Total	145
Sales and marketing expenses [Member]
Property and Equipment, Net (Details) - Schedule of depreciation expense [Line Items]
Depreciation expense, Total	26		1
General and administrative expenses [Member]
Property and Equipment, Net (Details) - Schedule of depreciation expense [Line Items]
Depreciation expense, Total	155	44	13
Research and development expenses [Member]
Property and Equipment, Net (Details) - Schedule of depreciation expense [Line Items]
Depreciation expense, Total	$ 20	$ 70	$ 65